LONG-TERM DEBT	12 Months Ended
Aug. 31, 2020
Disclosure of detailed information about borrowings [abstract]
LONG-TERM DEBT [Text Block]

11. LONG-TERM DEBT

	AUGUST 31, 2020	AUGUST 31, 2019

Bank of Montreal ("BMO") senior secured term loan ("Term Loan") maturing May 31, 2022 with principal repayments starting November 30, 2020 based on a 10 year amortization	$115,000	$50,000

Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7 year amortization, bearing interest at an interest rate of 0%	311	346

Vehicle loans - five year term maturing June 17, 2024	78	98

Deferred financing costs, net of loan modification loss on BMO Term Loan	(123)	(868)

	115,266	49,576

Less: current portion of long term debt	(11,595)	(3,509)

Long-term portion	$103,671	$46,067

BMO CREDIT FACILITY

On May 31, 2019, the Company entered into a credit facility with Bank of Montreal ("BMO") as lead arranger and agent and a syndicate including three other lenders. The facility consists of a $115,000 term loan ("Term Loan") and a $25,000 revolving credit facility ("Revolver", and together with the Term Loan, as amended, the "Facilities"), both of which mature on May 31, 2022. Included in the facility was an uncommitted option to increase the Facilities by an incremental $35,000 to a total of $175,000, subject to agreement by BMO and the syndicate lenders and satisfaction of certain legal and business conditions.

The Facilities are secured by assets of the Company and its subsidiaries. The proceeds of the Term Loan have been used to fund the Phase 4 and 5 expansions of the Moncton Campus and were also used to refinance the Company's long-term debt with Farm Credit Canada. The Revolver may be used for general corporate and working capital purposes.  Availability under the Revolver is based on a percentage of the Company's trade receivables at the end of each month and remains undrawn at August 31, 2020.

First Amendment

On November 15, 2019, the Company amended its Facilities with BMO to: i) extend the final draw deadline of the Term Loan ("Amended Term Loan") from November 30, 2019 to March 31, 2020; ii) postpone the commencement of scheduled principal repayments on the Term Loan from February 28, 2020 to May 31, 2020; and iii) realign the financial covenants structure, effective November 30, 2019, to be more consistent with industry norms up to and including May 31, 2020.  Prior to the Second Amendment, as described below, the financial covenants were to revert to the original structure on August 31, 2020.  The Company incurred an amendment fee of $140 plus customary legal expenses in connection with the first amendment.

The amended Facilities were further amended on February 28, 2020 to extend the final draw deadline of the Amended Term Loan from March 31, 2020 to May 31, 2020.

In accordance with IFRS 9, such modification to the Facilities as outlined above is not an extinguishment of debt either qualitatively or quantitatively, rather it is a non-substantial modification. Therefore, as per the provisions of IFRS 9 the Company recorded a loss on debt restructuring based on the difference in the present value of the restructured net cash flows discounted at the original effective interest rate ("EIR") versus the present value of the original net cash flows discounted at the original EIR.  This loss of $831 has been recorded under financing costs in the statement of (loss) income and comprehensive (loss) income for the year ended August 31, 2020.

Second Amendment

On May 28, 2020, the Company further amended its Facilities ("Second Amendment") with BMO to: (i) extend the final draw deadline of the Term Loan to July 31, 2020; (ii) postpone the commencement of principal repayments on the Amended Term Loan to November 30, 2020; (iii) adjust certain financial ratios to be maintained by the Company both before and after November 30, 2021 (the "Conversion Date"); (iv) modify the applicable margin pricing and standby fee terms to reflect current market conditions; and (v) remove the uncommitted option to increase the Amended Facilities by an incremental $35 million.  The financial covenants will revert to the original structure, albeit at different ratios, on November 30, 2021.  The interest rate margin will be fixed during this period.  The Company incurred an amendment fee of $490 plus customary legal expenses in connection with the second amendment.

As a result of the Second Amendment, the Company recorded a loan modification loss of $813 under financing costs in the statement of (loss) income and comprehensive (loss) income for the three months ended May 31, 2020.

As part of the Second Amendment, the Company is also required to establish and maintain with BMO a cash collateral of $8,000 at all times.  As a result, the Company purchased a two-year GIC not redeemable before maturity, which is to be held by BMO as a pledged deposit.  Since the GIC is restricted from being exchanged or used for any other purpose for greater than one year, the Company has classified it as a restricted investment on the statement of financial position under non-current assets.

Pursuant to the agreed upon conditions of the Second Amendment, the Company drew down additional funds up to the $115,000 Term Loan commitment during June 2020.  Principal repayments on the Amended Term Loan will commence on November 30, 2020 at a rate of 2.5% per quarter of the total Amended Term Loan balance.  The Company may, at its discretion, repay the balance of the Amended Facilities without penalty, at any time.

Amendment and Restatement
Subsequent to the year-end, on November 27, 2020, the Company further amended its Facilities pursuant to an amended and restated credit agreement ("Amendment and Restatement") with BMO to: (i) reduce the Term Loan amount from $115,000 to $60,000 based on a repayment of $55,000 to be made on December 1, 2020 of the outstanding Term Loan balance of $115,000; (ii) have repayments on the balance of the Term Loan commence on February 28, 2021 in an amount equal to $1,500 per quarter; (iii) reduce the Revolver commitment to $2,000 from up to $25,000; (iv) adjust the minimum quarterly EBITDA covenants to be maintained by the Company commencing on February 28, 2021 and continuing through to maturity, thereby removing this covenant for the fiscal period ended November 30, 2020 and eliminating the reversion of the financial covenants to that of the original structure on November 30, 2021; (v) modify the applicable margin pricing and standby fee terms to reflect current market conditions; and (vi) reduce the minimum unrestricted cash balance requirement to $20,000, which is already inclusive of the $8,000 restricted investment currently outstanding.  The interest rate margin will be fixed from November 27, 2020 through to maturity on May 31, 2021.  The Company incurred an amendment fee of $217 plus customary legal expenses in connection with the amendment and restatement.

Other Terms and Conditions

Under the terms of the Facilities, the Company can elect, at its sole discretion, to receive advances under the Amended Term Loan through certain availment options, which includes prime rate loans and bankers' acceptances with maturity dates between 28 and 182 days. The Company, therefore, has the choice to continuously roll over the bankers' acceptances upon their maturities or to convert the then outstanding principal and interest into prime rate loans at any time before May 31, 2022.  The interest rate of the Amended Facilities is a set margin over the above-noted availment options, which shall remain fixed until November 30, 2021, at which point it may subsequently increase or decrease based on a pricing grid linked to the Company's debt to EBITDA coverage at each quarter-end.

During the year ended August 31, 2019, the Company converted its $50,000 outstanding principal amount under the Term Loan to bankers' acceptances, which reduced the cash interest rate from 5.70% (EIR of 6.39%) as at May 31, 2019 to 4.46% (EIR of 5.18%) as at August 31, 2019.  In accordance with IFRS 9, the loan conversion was determined to not be a modification of the loan terms.

During the year ended August 31, 2020, the Company drew an additional $65,000 under the Term Loan, in three tranches, and similar to the initial draw noted above, converted the balances from prime rate loans to bankers' acceptances.  During the year ended August 31, 2020, the Company rolled over $115,000 of the Term Loan balance on a monthly basis through bankers' acceptances with an average cash interest rate of approximately 4.25%.  Based on the current availment option of bankers acceptances' the applicable margin rate is 3.75% above the applicable bankers acceptances' rate.

Transaction costs incurred with respect to the Amended Facilities have totaled $2,085 to date, which have been allocated against the Term Loan ($1,899) and Revolver ($186 split between prepaid assets and deferred charges).  The weighted-average effective interest rate for the Term Loan based on these capitalized transaction costs, the loan modification loss, and the current cash interest rate was approximately 4.3% at August 31, 2020.

The Facilities contain customary financial and restrictive covenants. At August 31, 2020, the Company was in compliance with these covenants.

Principal repayments required on the long-term debt for the next five years as at August 31, 2020 are as follows:

Less than 1 year	$11,605
1 to 2 years	103,580
2 to 3 years	80
3 to 4 years	78
4 to 5 years	46
Thereafter	—
Total	$115,389